FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended 09/30/05
Institutional Investment Manager Filing this Report:
"Hays Advisory, LLC"
"301 Seven Springs Way, Suite 150"
"Brentwood, TN  37027"
Form 13F File Number: 28-10649
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the "report is authorized to submit it, that all information contained herein" "is true, correct and complete, and that it is understood that all" "required items, statements, schedules, lists, and tables, are considered" integral parts of this form.
Person signing this report on behalf of Reporting Manager:
Name:  Wendy Vasquez
Title:  Chief Compliance Officer
Phone:  615-467-6070
"Signature, Place, and Date of Signing:"
"Wendy L. Vasquez, Brentwood, TN  11/07/05"
Report Type:  13F Holdings Report

ITEM 1	ITEM 2	ITEM 3	ITEM 4	ITEM 5	ITEM 6			ITEM 7	ITEM 8
					INVESTMENT DISCRETION				VOTING AUTHORITY (SHARES)
ISSUER	CLASS	CUSIP	FAIR MKT VAL	SHARES	(A)	 (B)	( C)	MGR	(A)	(B)	( C)
"ACTIVISION, INC."	COMMON	004930202	"40,420"	"1,976,510"	X				"1,976,510"
ADOBE SYS INC COM	COMMON	00724F101	"31,642"	"1,060,029"	X				"1,060,029"
AFFYMETRIX INC. OC-CAP	COMMON	00826T108	"27,824"	"601,855"	X				"601,855"
"BARD, C R INC"	COMMON	067383109	"26,268"	"397,823"	X				"397,823"
CAPITAL ONE FINL CORP	COMMON	14040H105	"24,811"	"312,015"	X				"312,015"
CAREMARK RX INC COM	COMMON	141705103	"39,213"	"785,364"	X				"785,364"
CERNER CORP COM	COMMON	156782104	"40,137"	"461,714"	X				"461,714"
CHICAGO MERCANTILE EXCHNAG	COMMON	167760107	214	635	X				635
COSTCO WHSL CORP NEW	COMMON	22160K105	"24,636"	"571,739"	X				"571,739"
DANAHER CORP SHS BEN	COMMON	235851102	"26,077"	"484,441"	X				"484,441"
EXPEDITORS INTL OF WASH CO	COMMON	302130109	205	"3,604"	X				"3,604"
FORTUNE BRANDS INC CO	COMMON	349631101	"24,716"	"303,903"	X				"303,903"
GENENTECH INC	COMMON	368710406	230	"2,736"	X				"2,736"
GILLETTE CO	COMMON	375766102	271	"4,662"	X				"4,662"
GOLDEN WEST FINL CORP	COMMON	381317106	212	"3,567"	X				"3,567"
GOLDMAN SACHS GROUP INC.	COMMON	38141G104	"29,893"	"245,868"	X				"245,868"
HARRIS CORP DEL COM	COMMON	413875105	"33,267"	"795,868"	X				"795,868"
ITT INDUSTRIES INC IND COM	COMMON	450911102	"34,628"	"304,820"	X				"304,820"
JOHNSON AND JOHNSON	COMMON	478160104	"27,551"	"435,381"	X				"435,381"
JUNIPER NETWORKS INC	COMMON	48203R104	"23,240"	"976,491"	X				"976,491"
LEGG MASON INC COM	COMMON	524901105	"35,139"	"320,346"	X				"320,346"
M&T BANK CORP	COMMON	55261F104	"26,414"	"249,869"	X				"249,869"
MARVELL TECHNOLOGY GROUP	COMMON	G5876H105	"33,152"	"718,980"	X				"718,980"
MCGRAW-HILL COMPANIES	COMMON	580645109	"29,645"	"617,083"	X				"617,083"
MICROSOFT CORPORATION	COMMON	594918104	266	"10,341"	X				"10,341"
MONSANTO CO NEW COM	COMMON	61166W101	"34,557"	"550,716"	X				"550,716"
NETWORK APPLIANCE INC	COMMON	64120L104	"23,282"	"980,716"	X				"980,716"
"PAYCHEX, INC"	COMMON	704326107	210	"5,662"	X				"5,662"
PRAXAIR INC	COMMON	74005P104	203	"4,238"	X				"4,238"
PRINCIPAL FINL GROUP	COMMON	74251V102	"31,996"	"675,452"	X				"675,452"
QUALCOMM	COMMON	747525103	365	"8,163"	X				"8,163"
SANDISK CORP	COMMON	80004C101	264	"5,469"	X				"5,469"
SONIC CORP COM	COMMON	835451105	"28,520"	"1,042,762"	X				"1,042,762"
SOUTHERN CO COM	COMMON	842587107	"29,541"	"826,090"	X				"826,090"
SPRINT CORP COM	COMMON	852061100	"30,673"	"1,289,866"	X				"1,289,866"
STAPLES INC	COMMON	855030102	223	"10,503"	X				"10,503"
UNITEDHEALTH GROUP IN	COMMON	91324P102	"27,121"	"482,583"	X				"482,583"
UNITED PARCEL SERVICE INC.	COMMON	911312106	227	"3,278"	X				"3,278"
WELLPOINT INC.	COMMON	94973V107	286	"3,767"	X				"3,767"
XM SATELLITE RADIO HOLDING	COMMON	983759101	236	"6,577"	X				"6,577"
YAHOO INC COM	COMMON	984332106	"32,116"	"949,051"	X				"949,051"

		TOTAL	"819,891"

FORM 13 F
FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total:  41
"Form 13F Information Table Value Total: 819,891"
List of Other Included Managers:  None